[INVESCO ICON]|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237

                                        |INVESCO Distributors, Inc., Distributor




September 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  INVESCO Counselor Series Funds, Inc.
     1933 Act No. 333-36074
     1940 Act No. 811-09913
     CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Counselor Series Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive forms of its Investor Class, Class A, B, C and K Prospectus for INVESCO Mid-Cap Growth Fund (the "Fund"), its Institutional Class Prospectus for the Fund, and its Statement of Additional Information the Fund, each dated August 30, 2002 for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 10 under the 1933 Act and Amendment No. 11 under the Investment Company Act of 1940 to the Company's Registration Statement which was electronically filed pursuant to Rule 485B on August 30, 2002. This Post-Effective Amendment became effective on August 30, 2002.

If you have any  questions  or  comments,  please  contact Kim  Springer at
(303)-930-6671 or the undersigned at (303) 930-6243.

Sincerely,

/s/ Tane T. Tyler
--------------------------
Tane T. Tyler
Vice President and
Assistant General Counsel


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